Property and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Abstract]
Depreciation expense related to property and equipment	$ 0.9	$ 0.7	$ 1.1